Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets, net
Summary of intangible assets

As of March 31,
2019

Software	$1,567,387
Courseware	27,355,662
Copyrights	3,118,735
32,041,784
Less: accumulated amortization	(14,242,577)
Intangible assets, net	$17,799,207

Schedule of amortization amount of intangible asset

2020	$5,819,599
2021	5,168,699
2022	4,215,637
2023	2,518,327
2024	81,703